Nature of Business (Details) - EQRx, INC. [Member] - USD ($) $ in Millions		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Nature of Business (Details) [Line Items]
Net loss incurred by company			$ 61.3	$ 15.5
Cash			500.8
Accumulated deficit			$ 319.8
Net loss		$ 8.5			$ 250.0
Cash					$ 490.3
Issuance of shares (in Shares)			98,654,203		61,794,537
Aggregate proceeds	$ 71.7
Series B Convertible Preferred Stock [Member]
Nature of Business (Details) [Line Items]
Issuance of shares (in Shares)	26,133,332				181,261,150
Aggregate proceeds					$ 497.0